Members' Equity - Narrative (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019
Class of Stock [Line Items]
Common stock issued (in shares)	5,187,554			25,321,524	25,321,524
Common stock outstanding (in shares)	5,187,554			24,147,270	24,147,270
Common stock subject to future vesting provisions (in shares)	406,831
Series A Preferred Units
Class of Stock [Line Items]
Preferred units authorized (in shares)	1,638,000
Series B Preferred Units
Class of Stock [Line Items]
Preferred units authorized (in shares)	3,621,000
Class A Common Units
Class of Stock [Line Items]
Common units, authorized (in shares)	15,000,000	20,000,000		20,000,000	15,000,000	20,000,000
Common stock subject to future vesting provisions (in shares)				9,572	24,236
Stock issued (in shares)				7,093	0
Common units subject to future vesting conditions (in shares)				9,572
Class B Common Units
Class of Stock [Line Items]
Common units, authorized (in shares)	872,620	3,458,522		3,458,522	2,154,816	3,458,522
Stock issued (in shares)		70,000	47,500
Stock issued upon conversion of units (in shares)	703,000
Vested common units outstanding				1,008,479
Unvested common units outstanding		1,500,000		1,662,189
Shares for future grants				787,854
Profit Interest Awards
Class of Stock [Line Items]
Unrecognized compensation expense		$ 3.4		$ 3.8
Period for recognition of unrecognized compensation expense		3 years 2 months 12 days		3 years 4 months 24 days